Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents per Statement of Cash Flows

	Dec 31, 2018	Dec 31, 2017
	€m	€m
Cash and cash equivalents	327.5	219.0
Restricted cash	0.1	0.2
Total cash and cash equivalents	327.6	219.2